Document and Entity Information	Apr. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Jan. 28, 2019
Discovery Portfolio | Class A Shares
Prospectus:
Trading Symbol	MACGX
Discovery Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPEGX
Discovery Portfolio | Class L
Prospectus:
Trading Symbol	MSKLX
Discovery Portfolio | Class IS
Prospectus:
Trading Symbol	MMCGX
Discovery Portfolio | Class C
Prospectus:
Trading Symbol	MSMFX